SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Held-to-maturity, Fair Value
Fair Value, Total	$ 9,195	$ 12,354
US Government Agencies Short-term Debt Securities [Member]
Held to maturity, Amortized Cost
Amortized Cost, Within One Year	1,543
Amortized Cost, One to five Years	3,683
Amortized Cost, Total	5,226
Held-to-maturity, Fair Value
Fair Value, Within one year	1,545
Fair Value, One to five years	3,679
Fair Value, Total	$ 5,224	$ 6,852